Cover	Mar. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 08, 2023
Entity File Number	000-56422
Entity Registrant Name	TILT HOLDINGS INC.
Entity Central Index Key	0001761510
Entity Tax Identification Number	83-2097293
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	2801 E. Camelback Road #180
Entity Address, City or Town	Phoenix
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85016
City Area Code	623
Local Phone Number	887-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false